Share-Based Compensation Plans And Other Incentive Plans (Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Under $30 [Member]	Dec. 31, 2013 $30-$40 [Member]	Dec. 31, 2013 $41-$50 [Member]	Dec. 31, 2013 $51-$60 [Member]	Dec. 31, 2013 $61-$70 [Member]	Dec. 31, 2013 $71-$80 [Member]	Dec. 31, 2013 $81 And Over [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, minimum						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Exercise price range, maximum					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Options Outstanding, No of options	10,937	13,132	15,729	19,614	1,416	2,515	401	2,467	783	219	3,136
Options Outstanding, Wtd. avg. Exercise Price (US$ per share)	$ 79	$ 70	$ 63	$ 81	$ 27	$ 39	$ 45	$ 54	$ 67	$ 74	$ 161
Options Outstanding, Wtd. avg. contractual life (in yrs.)					6 years	6 years	7 years	9 years	2 years	3 years	1 year
Options Exercisable, No of options	7,628	9,242	11,184		1,416	1,828	188	173	668	219	3,136
Options Exercisable, Wtd. avg. Exercise Price (US$ per share)	$ 91	$ 81	$ 74		$ 27	$ 39	$ 45	$ 52	$ 67	$ 74	$ 161